Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current Assets
Cash & cash equivalents	$ 77,554	$ 71,318
Trade & other receivables	3,998	6,998
Prepayments	3,602	3,342
Total Current Assets	85,154	81,658
Non-Current Assets
Property, plant and equipment	1,171	1,357
Right-of-use assets	4,329	5,134
Financial assets at fair value through other comprehensive income	826	1,757
Other non-current assets	2,241	2,326
Intangible assets	576,564	577,183
Total Non-Current Assets	585,131	587,757
Total Assets	670,285	669,415
Current Liabilities
Trade and other payables	10,760	20,145
Provisions	8,230	6,399
Borrowings	8,534	5,952
Lease liabilities	2,851	4,060
Warrant liability	992	5,426
Total Current Liabilities	31,367	41,982
Non-Current Liabilities
Provisions	17,073	16,612
Borrowings	107,228	102,811
Lease liabilities	3,386	3,672
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	130,187	125,595
Total Liabilities	161,554	167,577
Net Assets	508,731	501,838
Equity
Issued Capital	1,286,229	1,249,123
Reserves	75,846	73,520
(Accumulated losses)	(853,344)	(820,805)
Total Equity	$ 508,731	$ 501,838